Other disclosures - Risk Management and Principal Risks - Deposit funding (audited) (Details) - GBP (£) £ in Billions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of operating segments [line items]
Loans and advances at amortised cost	£ 361
Deposits at amortised cost	£ 519
Loan: deposit ratio	70.00%	71.00%
Head Office
Disclosure of operating segments [line items]
Loans and advances at amortised cost	£ 5
Deposits at amortised cost	0
Barclays UK | Operating segments
Disclosure of operating segments [line items]
Loans and advances at amortised cost	222
Deposits at amortised cost	£ 260
Loan: deposit ratio	85.00%	89.00%
Barclays International | Operating segments
Disclosure of operating segments [line items]
Loans and advances at amortised cost	£ 134
Deposits at amortised cost	£ 259
Loan: deposit ratio	52.00%	51.00%